Capital Stock, Warrants and Stock Options - Schedule of Stock Options (Details) - $ / shares	12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019
Number of stock options, beginning balance	287,100		287,100
Number of stock options, Granted	7,532,659	[1]	43,750	[2]
Number of stock options, Exercised			(43,750)
Number of stock options, Forfeited	(239,600)
Number of stock options, ending balance	7,580,159		287,100
CAD [Member]
Weighted average exercise price, beginning balance	$ 7.50		$ 7.50
Weighted average exercise price, Granted	0.56		8.00
Weighted average exercise price, Exercised			8.00
Weighted average exercise price, Forfeited	9.78
Weighted average exercise price, ending balance	$ 0.62		$ 7.50

[1]	On October 24, 2019, 1,575,000 stock options were issued to directors and officers of the Company. These options have a 5-year life and are exercisable at C$0.60 per share. The grant date fair value of the stock options was estimated at $435,069. The vesting of these options resulted in stock-based compensation of $309,211 for the year ended June 30, 2020 (year ended June 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On September 27, 2018, 43,750 fully-vested stock options were issued to a consultant to whom C$350,000 was due and payable and reflected in accrued liabilities at September 30, 2018. These options had a 5-year life and were exercisable at C$8.00 per share. On October 3, 2018, these options were exercised in full, with consideration received being the liability already on the Company's books, extinguishing the liability in full. The grant date fair value of the options was estimated at $43,893. The vesting of these options resulted in stock-based compensation of $nil for the year ended June 30, 2020 (year ended June 30, 2019 - $43,893), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.